April 30, 2001

Semi Annual Report

LifeChoice Conservative Investor Fund
LifeChoice Moderate Investor Fund
LifeChoice Growth Investor Fund

Victory Funds
(LOGO) (R)

The Victory Portfolios

Victory Capital Management, Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management, Inc. receives a fee for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless precededor accompanied by a current prospectus of the Victory LifeChoice Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management, Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Table of Contents

Shareholder Letter                           2

Financial Statements

Schedules of Investments                     3

Statements of Assets and Liabilities         6

Statements of Operations                     7

Statements of Changes in Net Assets          8

Financial Highlights                         9

Notes to Financial Statements                12

Letter to our Shareholders

Thank you for your continued support and confidence in using Victory Funds to help meet your investment goals. We continue working to insure you receive the most accurate and timely information available to remain confident in your choice of funds. To that end, I am pleased to present the Victory LifeChoice Funds' Semi-Annual Report for the period ending April 30, 2001. I hope you find this report useful, easy to read and a valuable tool.

The past few months have been extremely active and exciting for Victory
Funds.

Beginning May 1st, our investment adviser changed its brand name from Key Asset Management to Victory Capital Management. This name change manifests Victory Capital Management's introduction of a master consolidated brand that clearly identifies the most appropriate people, products, and services to meet each client's needs. With the launch of a master consolidated brand, you will clearly know whom you are doing business with and what products and services we offer to meet your needs. Please note only the name changed. The same knowledgeable and experienced investment professionals continue applying the same rigorous investment process you have come to expect from Victory Funds.

It's no secret the equity and fixed income market experienced significant volatility the past few months. In these tumultuous times, the professional asset allocation and built-in diversification that is the hallmark of the LifeChoice Funds becomes even more important. We are constantly monitoring the markets to ensure each fund's portfolio has just the right amount of diversification consistent with your goals, time frame, and attitude toward risk.

Some of the Victory Funds included in the LifeChoice Funds continue to receive recognition from third parties and the press for the above-average performance. Some examples include:

o The Victory Growth Fund joins the Diversified Stock Fund and Value Fund as a designated S&P Select Fund.*

o The Victory Diversified Stock Fund was showcased in the March 14, 2001 issue of Investor's Business Daily in the article "Making Money in Mutuals:
  Victory Diversified Notches Gains 11 Years."**

I think you will agree that such performance indicates you've made the right choice in selecting the Victory Funds. For more details see our website at www.victoryfunds.com or contact the Victory Funds Service Center
(1-800-539-FUND).

Again, thank you for choosing the Victory LifeChoice Funds to help you reach your financial goals, and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

 *The criteria for selection as a Standard & Poor (S&P) Select Fund include absolute and volatility-adjusted returns relative to funds with the same investment style, investment management attributes that S&P deems are consistent with the fund's investment style, level of management skill and experience, consistency of investment processes, and depth of the organization.

**Past performance is not indicative of future performance. As of 4/30/01 the Diversified Stock Fund's 1,5,10-year and since-Inception annualized total returns were 0.46%, 16.91%, 16.07% and 15.46%, respectively, for class A shares, including the effect of the maximum 5.75% sales charge. The fund had negative calendar year returns, taking into effect the maximum sales charge in 1990, 1994 and 2000. On a fiscal year basis, the Fund had a negative return in 1990 not including the effects of the maximum sales charge. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in asset value, sales charges and capital gains distributions, if any. Investment return and share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Funds current performance may differ from the performance shown. Call 1-800-539-FUND or visit www.victoryfunds.com for more recent available performance.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Conservative Investor Fund                            April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                        Shares        Value

Mutual Funds (100.3%)

Equity Funds (36.0%):
Victory Value Fund, Class A                 60,214      $  911
Victory Diversified Stock Fund,
  Class A                                   54,292         837
Victory Growth Fund, Class A                14,254         280
Victory Special Value Fund, Class A         13,207         187
INVESCO Dynamics Fund                       10,751         210
Victory Small Company Opportunity
  Fund, Class A                              7,230         182
Berger Small Company Growth Fund,           54,930         219
Victory International Growth Fund,

  Class A                                   42,073         451
                                                         3,277
Fixed Income/Specialty Funds (62.0%):
Victory Real Estate Investment Fund,
  Class A                                   37,720         452
Victory Convertible Securities Fund,
  Class A                                  110,113       1,364
Loomis Sayles Bond Fund,
  Institutional Class                      102,826       1,104
Victory Investment Quality Bond Fund,
  Class A                                   94,569         899
Victory Intermediate Income Fund,
  Class A                                   94,688         909
Victory Fund for Income,
  Class A                                   69,438         905

                                                         5,633
Money Market Funds (2.3%)
Victory Financial Reserves Fund, Class A   211,091         211

Total Mutual Funds (Cost $9,435)                         9,121

Total Investments (Cost $9,435) (a) -- 100.3%            9,121

Liabilities in excess of other assets -- (0.3)%           (30)

TOTAL NET ASSETS -- 100.0%                              $9,091

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                             $ 223
    Unrealized depreciation                              (537)
    Net unrealized depreciation                         $(314)

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Moderate Investor Fund                                April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Mutual Funds (100.1%)

Equity Funds (55.9%):
Victory Value Fund, Class A                393,793     $ 5,958
Victory Diversified Stock Fund,
  Class A                                  284,939       4,391
Victory Growth Fund, Class A                76,777       1,510
Victory Special Value Fund, Class A         73,208       1,039
INVESCO Dynamics Fund                       41,743         814
Victory Small Company Opportunity
  Fund, Class A                             38,118         958
Berger Small Company Growth Fund,          208,410         832
Victory International Growth Fund,
  Class A                                  260,669       2,794

                                                        18,296

Fixed Income/Specialty Funds (41.9%):
Victory Real Estate Investment Fund,
  Class A                                  142,328       1,705
Victory Convertible Securities Fund,
  Class A                                  242,449       3,002
Loomis Sayles Bond Fund,
  Institutional Class                      328,510       3,528
Victory Investment Quality Bond Fund,
  Class A                                  286,554       2,725
Victory Intermediate Income Fund,
  Class A                                  287,109       2,756

                                                        13,716

Money Market Funds (2.3%):
Victory Financial Reserves Fund, Class A   752,370         752

Total Mutual Funds (Cost $34,215)                       32,764

Total Investments (Cost $34,215) (a) -- 100.1%          32,764

Liabilities in excess of other assets -- (0.1)%           (49)

TOTAL NET ASSETS -- 100.0%                             $32,715

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $   742
    Unrealized depreciation                            (2,193)
    Net unrealized depreciation                       $(1,451)

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
LifeChoice Growth Investor Fund                                  April 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                       Shares       Value

Mutual Funds (100.2%)

Equity Funds (80.5%):
Victory Value Fund, Class A                266,566     $ 4,032
Victory Diversified Stock Fund,
  Class A                                  197,682       3,046
Victory Growth Fund, Class A                56,673       1,115
Victory Special Value Fund, Class A         51,677         733
INVESCO Dynamics Fund                       44,413         866
Victory Small Company Opportunity
  Fund, Class A                             33,315         838
Berger Small Company Growth Fund,          184,913         738
Victory International Growth Fund,
  Class A                                  211,299       2,265

                                                        13,633

Fixed Income/Specialty Funds (17.6%):
Victory Real Estate Investment Fund,
  Class A                                   74,632         895
Victory Convertible Securities Fund,
  Class A                                   71,180         881
Loomis Sayles Bond Fund,
  Institutional Class                       78,505         843
Victory Investment Quality Bond Fund,
  Class A                                   37,356         355

                                                         2,974

Money Market Funds (2.1%):
Victory Financial Reserves Fund, Class A   356,882         357

Total Mutual Funds (Cost $18,719)                       16,964

Total Investments (Cost $18,719) (a) -- 100.2%          16,964

Liabilities in excess of other assets -- (0.2)%           (37)

TOTAL NET ASSETS -- 100.0%                             $16,927

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $   316
    Unrealized depreciation                            (2,071)
    Net unrealized depreciation                       $(1,755)

                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Assets and Liabilities
LifeChoice Funds                                                  April 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                     (Unaudited)


                                                                       LifeChoice             LifeChoice              LifeChoice
                                                                      Conservative             Moderate                 Growth
                                                                      Investor Fund          Investor Fund           Investor Fund


ASSETS:
Investments, at value (Cost $9,435; $34,215 & $18,719)                    $9,121                $32,764                $16,964
Dividends receivable                                                           1                      3                      1
Receivable from affiliates                                                     7                      6                      8
Receivable for capital shares issued                                          --                     --                      1
Unamortized organization costs                                                 6                      6                      6
Prepaid expenses and other assets                                              7                      9                      8

         Total Assets                                                      9,142                 32,788                 16,988

LIABILITIES:
Payable for organization costs                                                 6                      6                      6
Accrued expenses and other payables:
     Investment advisory fees                                                  3                     --                      5
     Accounting fees                                                           1                      2                      1
     Transfer agent fees                                                      --                      2                      4
     Shareholder service fees                                                  8                     29                     13
     Other                                                                    33                     34                     32

         Total Liabilities                                                    51                     73                     61

NET ASSETS:
Capital                                                                    9,150                 33,257                 17,705
Undistributed net investment income                                           35                    103                     18
Net unrealized appreciation/depreciation from investments                   (314)                (1,451)                (1,755)
Undistributed net realized gains
  from investment transactions                                               220                    806                    959

         Net Assets                                                       $9,091                $32,715                $16,927

Outstanding units of beneficial interest (shares)                            840                  2,991                  1,550
Net asset value
     Offering and Redemption price per share                              $10.82                $ 10.94                $ 10.92


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                 Statements of Operations
LifeChoice Funds                        For the Six Months Ended April 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                                       LifeChoice             LifeChoice              LifeChoice
                                                                      Conservative             Moderate                 Growth
                                                                      Investor Fund          Investor Fund           Investor Fund


Investment Income:
Dividend income                                                           $ 236                $   668                 $   297

     Total Income                                                           236                    668                     297

Expenses:
Investment advisory fees                                                      8                     31                      17
Administration fees                                                           6                      6                       6
Shareholder service fees                                                      9                     36                      20
Accounting fees                                                              --                      2                       1
Custodian fees                                                                1                      1                       1
Legal and audit fees                                                          1                      2                       1
Amortization of organization costs                                            5                      5                       5
Transfer agent fees                                                           2                      3                       5
Registration and filing fees                                                  6                      7                       7
Printing fees                                                                 1                      1                       3
Other                                                                         1                      1                       2

     Total Expenses                                                          40                     95                      68

Expenses voluntarily reduced                                                 (7)                   (26)                    (14)

     Expenses before reimbursement from distributor                          33                     69                      54
     Expenses reimbursed by distributor                                     (25)                   (38)                    (37)

     Total Expenses                                                           8                     31                      17

Net Investment Income                                                       228                    637                     280

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                    301                  1,108                   1,121
Change in unrealized appreciation/depreciation from investments            (479)                (2,238)                 (2,397)

Net realized/unrealized gains (losses) from investments                    (178)                (1,130)                 (1,276)

Change in net assets resulting from operations                            $  50                $  (493)                $  (996)


                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Funds                            Statements of Changes in Net Assets
(Amounts in Thousands)


                                                      LifeChoice                   LifeChoice                   LifeChoice
                                                     Conservative                   Moderate                      Growth
                                                     Investor Fund                Investor Fund                Investor Fund

                                                  Six                          Six                           Six
                                                 Months          Year         Months          Year          Months         Year
                                                 Ended          Ended         Ended          Ended          Ended          Ended
                                                April 30,     October 31,    April 30,     October 31,     April 30,     October 31,
                                                  2001           2000          2001           2000           2001           2000

                                               (Unaudited)                  (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                       $  228       $   339        $   637        $   840       $   280        $   414
     Net realized gains/(losses) from
       investment transactions                      301           259          1,108          1,659         1,121          1,715
     Net change in unrealized appreciation/
       depreciation from investments               (479)          174         (2,238)           314        (2,397)            69

Change in net assets resulting
  from operations                                    50           772           (493)         2,813          (996)         2,198

Distributions to Shareholders:
     From net investment income                    (224)         (335)          (598)          (824)         (282)          (406)
     From net realized gains from
       investment transactions                     (170)          (60)        (1,695)          (754)       (1,643)          (684)

Change in net assets from
  distributions to shareholders                    (394)         (395)        (2,293)        (1,578)       (1,925)        (1,090)

Capital Transactions:
     Proceeds from shares issued                  2,218         2,651         11,435          4,287         2,209          4,721
     Dividends reinvested                           394           395          2,293          1,578         1,924          1,090
     Cost of shares redeemed                       (730)       (2,556)        (3,065)        (5,060)       (1,698)        (5,620)

Change in net assets
  from capital transactions                       1,882           490         10,663            805         2,435            191

Change in net assets                              1,538           867          7,877          2,040          (486)         1,299

Net Assets:
     Beginning of period                          7,553         6,686         24,838         22,798        17,413         16,114

     End of period                               $9,091       $ 7,553        $32,715        $24,838       $16,927        $17,413

Share Transactions:
     Issued                                         208           237          1,041            354           199            372
     Reinvested                                      37            36            207            133           170             88
     Redeemed                                       (69)         (229)          (277)          (423)         (156)          (445)

Change in shares                                    176            44            971             64           213             15


                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Conservative Investor Fund                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                    Six
                                                   Months             Year              Year            Period           Period
                                                   Ended             Ended             Ended            Ended             Ended
                                                  April 30,        October 31,       October 31,      October 31,      November 30,
                                                    2001              2000              1999            1998<F2>         1997<F3>

                                                (Unaudited)

Net Asset Value, Beginning of Period               $11.37           $10.78            $10.72            $10.89          $10.00

Investment Activities
     Net investment income                           0.31             0.53              0.45              0.37            0.31
     Net realized and unrealized gains
       (losses) from investments                    (0.30)            0.69              0.41             (0.12)           0.84<F6>

         Total from Investment Activities            0.01             1.22              0.86              0.25            1.15

Distributions
     Net investment income                          (0.31)           (0.53)            (0.58)            (0.39)          (0.26)
     Net realized gains                             (0.25)           (0.10)            (0.22)            (0.03)             --

         Total Distributions                        (0.56)           (0.63)            (0.80)            (0.42)          (0.26)

Net Asset Value, End of Period                     $10.82           $11.37            $10.78            $10.72          $10.89

Total Return                                         0.23%<F4>       11.56%             8.24%             2.29%<F4>      11.62%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                  $9,091           $7,553            $6,686            $7,633          $9,137
Ratio of expenses to
  average net assets <F7>                            0.20%<F5>        0.20%             0.19%             0.23%<F5>       0.29%<F5>
Ratio of net investment income
  to average net assets <F7>                         5.71%<F5>        4.74%             3.97%             3.72%<F5>       3.41%<F5>
Ratio of expenses to
  average net assets<F1>                             1.46%<F5>        1.46%             1.46%             1.50%<F5>       5.18%<F5>
Ratio of net investment income
  to average net assets<F1>                          4.45%<F5>        3.48%             2.70%             2.45%<F5>      (1.48)%<F5>
Portfolio Turnover                                     13%              56%               57%               78%             19%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations)
     through November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund
     became the Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

<F7> On February 27, 2001, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of .20% until at least February 28, 2002.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Moderate Investor Fund                           Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                      Six
                                                     Months           Year             Year             Period            Period
                                                     Ended           Ended            Ended             Ended             Ended
                                                    April 30,      October 31,      October 31,       October 31,      November 30,
                                                      2001            2000             1999             1998<F3>         1997<F2>

                                                  (Unaudited)

Net Asset Value, Beginning of Period              $ 12.30          $ 11.66           $ 10.94           $ 11.19          $10.00

Investment Activities
     Net investment income                           0.21             0.43              0.30              0.24            0.20
     Net realized and unrealized gains
       (losses) from investments                    (0.51)            1.02              1.03             (0.14)           1.16

         Total from Investment Activities           (0.30)            1.45              1.33              0.10            1.36

Distributions
     Net investment income                          (0.21)           (0.42)            (0.36)            (0.26)          (0.17)
     Net realized gains                             (0.85)           (0.39)            (0.25)            (0.09)             --

         Total Distributions                        (1.06)           (0.81)            (0.61)            (0.35)          (0.17)

Net Asset Value, End of Period                    $ 10.94          $ 12.30           $ 11.66           $ 10.94          $11.19

Total Return                                        (2.43)%<F4>      12.92%            12.42%             0.90%<F4>      13.64%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                 $32,715          $24,838           $22,798           $19,128          $7,728
Ratio of expenses to
  average net assets <F6>                            0.20%<F5>        0.20%             0.20%             0.22%<F5>       0.27%<F5>
Ratio of net investment income
  to average net assets <F6>                         4.16%<F5>        3.58%             2.53%             2.32%<F5>       2.26%<F5>
Ratio of expenses to
  average net assets<F1>                             0.73%<F5>        0.64%             0.71%             0.93%<F5>       3.32%<F5>
Ratio of net investment income
  to average net assets<F1>                          3.63%<F5>        3.14%             2.02%             1.61%<F5>      (0.79)%<F5>
Portfolio Turnover                                     25%              48%               69%               42%             50%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> On February 27, 2001, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of .20% until at least February 28, 2002.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS
LifeChoice Growth Investor Fund                             Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                     Six
                                                    Months            Year             Year             Period           Period
                                                    Ended            Ended            Ended             Ended            Ended
                                                   April 30,       October 31,      October 31,       October 31,     November 30,
                                                     2001             2000             1999             1998<F3>          1997<F2>

                                                  (Unaudited)

Net Asset Value, Beginning of Period              $ 13.02          $ 12.19           $ 11.08           $ 11.44          $10.00

Investment Activities
     Net investment income                           0.19             0.32              0.16              0.13            0.11
     Net realized and unrealized gains
       (losses) from investments                    (0.90)            1.35              1.51             (0.07)           1.43

         Total from Investment Activities           (0.71)            1.67              1.67              0.06            1.54

Distributions
     Net investment income                          (0.19)           (0.31)            (0.25)            (0.14)          (0.10)
     Net realized gains                             (1.20)           (0.53)            (0.31)            (0.28)             --

         Total Distributions                        (1.39)           (0.84)            (0.56)            (0.42)          (0.10)

Net Asset Value, End of Period                    $ 10.92          $ 13.02           $ 12.19           $ 11.08          $11.44

Total Return                                        (5.72)%<F4>      14.23%            15.33%             0.52%<F4>      15.46%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                 $16,927          $17,413           $16,114           $12,018          $7,515
Ratio of expenses to
  average net assets <F6>                            0.20%<F5>        0.20%             0.20%             0.23%<F5>       0.30%<F5>
Ratio of net investment income
  to average net assets <F6>                         3.35%<F5>        2.48%             1.31%             1.19%<F5>       0.81%<F5>
Ratio of expenses to
  average net assets<F1>                             1.02%<F5>        0.88%             1.01%             1.16%<F5>       3.67%<F5>
Ratio of net investment income
  to average net assets<F1>                          2.53%<F5>        1.80%             0.50%             0.26%<F5>      (2.56)%<F5>
Portfolio Turnover                                     25%              62%               52%               30%            106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> On February 27, 2001, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of .20% until at least February 28, 2002.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                            Notes to Financial Statements
LifeChoice Funds                                                 April 30, 2001
                                                                    (Unaudited)

1. Organization: The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 30 active funds. Included are the financial statements and financial highlights of the LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, and the LifeChoice Growth Investor Fund (collectively, the "Funds").

     The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities. The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in registered investment companies are valued at the closing net asset value per share on the day of valuation. Short-term investments of the Funds are valued at amortized cost, which approximates market value or at original cost which, combined with accrued interest, approximates market value.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Dividends to Shareholders:

     Dividends payable to shareholders are declared and distributed quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                                  Continued

THE VICTORY PORTFOLIOS                  Notes to Financial Statements--continued
LifeChoice Funds                                                  April 30, 2001
                                                                     (Unaudited)

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis.

     Costs incurred in connection with the organization of the Funds are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations. Organization costs were paid by the Distributor on behalf of the Funds and are being amortized over a five-year period with a corresponding payable from the Funds to the Distributor to repay such cost at the conclusion of the amortization period.

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001 were as follows (amounts in thousands):

                                               Purchases          Sales

     LifeChoice Conservative Investor Fund      $ 3,255          $1,066
     LifeChoice Moderate Investor Fund           17,458           7,521
     LifeChoice Growth Investor Fund              6,555           4,230

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management, Inc. (formerly known as Key Asset Management, Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. serves as a Shareholder Servicing Agent for the Funds. As such, BISYS provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, BISYS may receive a fee of up to 0.25% of the average daily net assets of the Funds. Shareholder servicing may also be provided by other entities, which may be affiliated with Key, to supplement those services provided by BISYS.

     BISYS Fund Services (the "Administrator" or the "Distributor", as applicable), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Trust. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.01% of the average daily net asset of each of the Funds with a minimum of $12,000 per Fund per year.

     BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Funds as Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum of $20,000 per Fund per year. Effective January 1, 2001, BISYS also serves as the Transfer Agent for the funds. Under the terms of the transfer agency agreement, BISYS is entitled to receive fees and reimbursements for certain out-of-pocket expenses incurred in providing transfer agent services.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

                                  Continued

THE VICTORY PORTFOLIOS               Notes to Financial Statements--continued
LifeChoice Funds                                               April 30, 2001
                                                                  (Unaudited)

     Additional information regarding related party transactions is as follows for the period ended April 30, 2001:

                                                Investment Advisory Fees

                                               Percentage
                                               of Average      Voluntary
                                                 Daily            Fee
                                               Net Assets      Reductions

                                                                  (000)

     LifeChoice Conservative Investor Fund        0.20%            $ 7
     LifeChoice Moderate Investor Fund            0.20%            $26
     LifeChoice Growth Investor Fund              0.20%            $14

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                                      16

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